Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination
Business Combination

Note 3 – Business Combination

Legacy Solid Power was deemed the accounting acquirer in the Business Combination based on the analysis of the criteria outlined in ASC 805. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Solid Power issuing stock for the net assets of DCRC, accompanied by a recapitalization. The net assets of DCRC are stated at historical cost, with no goodwill or other intangible assets recorded.

Because Legacy Solid Power was deemed the accounting acquirer, the historical Consolidated Financial Statements of Legacy Solid Power became the historical Consolidated Financial Statements of the combined company. As a result, the Consolidated Financial Statements reflect (i) the historical operating results of Legacy Solid Power prior to the Business Combination; (ii) the combined results of the Company and Legacy Solid Power following the closing of the Business Combination (“Closing”); (iii) the assets and liabilities of Legacy Solid Power at their historical cost; and (iv) the Company’s equity structure for all periods presented as discussed below.

In accordance with guidance applicable to the Business Combination, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company's Common Stock, $0.0001 par value per share issued to Legacy Solid Power’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Solid Power redeemable convertible preferred stock and common stock prior to the Business Combination have been retroactively restated to reflect the Exchange Ratio. Activity within the Consolidated Statements of Stockholders' Equity for the issuances and repurchases of Legacy Solid Power's redeemable convertible preferred stock were also retroactively converted to Legacy Solid Power common stock.

In connection with the Closing, and subject to the terms and conditions of the Business Combination Agreement, each outstanding share of Legacy Solid Power’s common stock (including shares of Legacy Solid Power common stock issued upon the conversion of each share of Legacy Solid Power’s Preferred Stock immediately prior to the Closing) was canceled and converted into the right to receive the number of shares of the Company’s Common Stock (as defined below) based on an Exchange Ratio equal to approximately 3.182 (the “Exchange Ratio”), and each outstanding Legacy Solid Power option issued under Legacy Solid Power’s 2014 Equity Incentive Plan (the “2014 Plan”) was converted into a Company option based on the Exchange Ratio applicable to shares of Legacy Solid Power common stock, each in accordance with the terms of the Business Combination Agreement. At the Closing, the Company issued an aggregate of 104,518,159 shares of Common Stock to the equity-holders of Legacy Solid Power and the Legacy Solid Power option-holders’ held options in the Company to receive an aggregate 34,407,949 shares of Common Stock, subject to payment of the applicable exercise price and, in certain circumstances, vesting obligations.

Furthermore, in connection with the Business Combination, (i) all shares of DCRC’s Class A common stock prior to the Business Combination were re-designated as “Common Stock, par value $0.0001 per share” of the Company (“Common Stock”) and (ii) all 39,829 shares of DCRC’s Class B common stock were converted, on a one-for-one basis, into an equivalent number of shares of the Company’s Common Stock. On the Closing Date, a number of purchasers, purchased from DCRC an aggregate of 19,500,000 shares of the Company’s Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $195,000 (the “PIPE Financing”), pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into on June 15, 2021 or October 27, 2021.

Prior to the Closing, DCRC had $1,500 outstanding under working capital loans from Decarbonization Plus Acquisition Sponsor III LLC (the “Sponsor”), which, in connection with the Closing, the Sponsor elected to convert into warrants to purchase 1,000,000 shares of Common Stock at a price of $1.50 per share, which are included in the 7,666,667 Private Placement Warrants (as defined below).

The following table reconciles the elements of the Business Combination to the Consolidated Statements of Cash Flows and the Consolidated Statements of Stockholders’ Equity for the year ended December 31, 2021:

Business Combination
Cash – DCRC trust and cash, net of redemptions	$347,914
Cash – PIPE Financing	195,000
Cash – Sponsor Funds	264
Non-cash net assets acquired from DCRC	(100,697)
Less: transaction costs and advisory fees for Legacy Solid Power allocated to equity	(5,991)
Less: transaction costs and advisory fees for DCRC	(41,897)
Net Business Combination	$394,593
Add: non-cash net assets acquired from DCRC	100,697
Add: accrued transaction costs and advisory fees	80
Net cash contributions from Business Combination	$495,370

Non-cash net assets acquired from DCRC include the fair value of acquired Common Stock warrants of ($101,253).

The following table sets forth the number of shares of Common Stock outstanding immediately following the consummation of the Business Combination:

Number of Shares
DCRC Class A common stock outstanding prior to Business Combination	43,710,000
DCRC Class B common stock outstanding prior to Business Combination	40,000
Less: redemption of DCRC Class A common stock	(210,171)
Shares of Common Stock issued in PIPE Financing	19,500,000
Shares of Common Stock issued to Legacy Solid Power shareholders	104,518,159
Total shares of Common Stock outstanding immediately after Business Combination	167,557,988